Gulf of Mexico oil spill (Tables)	6 Months Ended
Jun. 30, 2018
Significant Events [Abstract]
Summary of impacts of the Gulf of Mexico oil spill on the income statement, balance sheet and cash flow statement
The income statement, balance sheet and cash flow statement impacts are included within the relevant line items in those statements as set out below.

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2018	2017	2018	2017
Income statement
Production and manufacturing expenses	433	347	519	382
Profit (loss) before interest and taxation	(433)	(347)	(519)	(382)
Finance costs	118	121	238	247
Profit (loss) before taxation	(551)	(468)	(757)	(629)
Taxation	106	154	167	202
Profit (loss) for the period	(445)	(314)	(590)	(427)
The cumulative pre-tax income statement charge since the incident, in April 2010, amounts to $66,522 million.

	30 June	31 December
$ million	2018	2017
Balance sheet
Current assets
Trade and other receivables	207	252
Current liabilities
Trade and other payables	(2,464)	(2,089)
Provisions	(253)	(1,439)
Net current assets (liabilities)	(2,510)	(3,276)
Non-current assets
Deferred tax assets	1,775	2,067
Non-current liabilities
Other payables	(12,047)	(12,253)
Provisions	(172)	(1,141)
Deferred tax liabilities	3,816	3,634
Net non-current assets (liabilities)	(6,628)	(7,693)
Net assets (liabilities)	(9,138)	(10,969)

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2018	2017	2018	2017
Cash flow statement - Operating activities
Profit (loss) before taxation	(551)	(468)	(757)	(629)
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Net charge for interest and other finance expense, less net interest paid	118	121	238	247
Net charge for provisions, less payments	48	298	102	293
Movements in inventories and other current and non-current assets and liabilities	(693)	(1,976)	(2,281)	(4,230)
Pre-tax cash flows	(1,078)	(2,025)	(2,698)	(4,319)

Summary of movements in each class of provisions
Movements in the remaining provision, which relates to litigation and claims, are shown in the table below.

$ million
At 1 April 2018	2,231
Net increase in provision	411
Reclassified to other payables	(1,816)
Utilization	(401)
At 30 June 2018	425
Movements in the remaining provision, which relates to litigation and claims, for the half year are shown in the table below.

$ million
At 1 January 2018	2,580
Net increase in provision	476
Reclassified to other payables	(1,875)
Utilization	(756)
At 30 June 2018	425